Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2020
Descrption Of Accounting Policy For Investments In Associates [Abstract]
Schedule of investments in associated companies equity method
	Country of	Ownership
	incorporation	2020	2019
Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Schedule of movement on investments in associates
	2020	2019
	USD ‘000	USD ‘000

Opening balance	13,062	13,438
Share of associated companies’ financial results	(79)	(6)
Investment properties fair value adjustment	(1,902)	(496)
Reversal of provision for contingent liabilities	502	126
Share of loss from associates	(1,479)	(376)
	11,583	13,062

Schedule of summarized information of the Group's investments in associates for each year presented
	2020
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Current assets	102	40	85	935	1,162
Non-current assets	4,328	3,290	4,694	28,932	41,244
Current liabilities	(1,816)	(2,209)	(403)	(2,555)	(6,983)
Net assets	2,614	1,121	4,376	27,312	35,423
The Group’s share of net assets	855	367	1,431	8,930	11,583
	2019
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Current assets	62	49	61	780	952
Non-current assets	4,970	3,782	5,405	33,355	47,512
Current liabilities	(1,791)	(2,209)	(381)	(2,607)	(6,988)
Non-current liabilities	(136)	(162)	(90)	(1,147)	(1,535)
Net assets	3,105	1,460	4,995	30,381	39,941
The Group’s share of net assets	1,016	477	1,634	9,935	13,062

Schedule of group's share of (loss) profit from associate
	2020
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	47	4	41	750	842
Net loss	(492)	(340)	(620)	(3,071)	(4,523)
The Group’s share of loss	(161)	(111)	(203)	(1,004)	(1,479)
	2019
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	72	61	112	1,038	1,283
Net loss	(207)	(115)	(98)	(730)	(1,150)
The Group’s share of loss	(67)	(38)	(32)	(239)	(376)
	2018
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	135	69	166	1,166	1,536
Net loss	(245)	(240)	(237)	(1,986)	(2,708)
The Group’s share of loss	(80)	(79)	(77)	(650)	(886)

Schedule of the valuation of the investment properties owned by the associates
	%	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD ‘000	USD ‘000
31 December 2020	+/-20	1,773	(1,773)
31 December 2019	+/-20	7,269	(7,269)